MATERIAL ACCOUNTING POLICY INFORMATION (Tables)	12 Months Ended
Jun. 30, 2026
MATERIAL ACCOUNTING POLICY INFORMATION.
Schedule of significant subsidiaries which are consolidated

			Proportion of ownership interest held
		Country of	June 30,	June 30,	Mineral
Name of subsidiaries	Principal activity	incorporation	2026	2025	properties
New Pacific Offshore Inc.	Holding company	BVI (i)	100%	100%
SKN Nickel & Platinum Ltd.	Holding company	BVI	100%	100%
Glory Metals Investment Corp. Limited	Holding company	Hong Kong	100%	100%
New Pacific Investment Corp. Limited	Holding company	Hong Kong	100%	100%
New Pacific Andes Corp. Limited	Holding company	Hong Kong	100%	100%
Fortress Mining Inc.	Holding company	BVI	100%	100%
New Pacific Success Inc.	Holding company	BVI	100%	100%
New Pacific Forward Inc.	Holding company	BVI	100%	100%
Minera Alcira S.A.	Exploration company	Bolivia	100%	100%	Silver Sand
NPM Minerales S.A.	Corporate s ervice company	Bolivia	100%	100%
Colquehuasi S.R.L.	Exploration company	Bolivia	100%	100%	Silverstrike
Minera Hastings S.R.L.	Exploration company	Bolivia	100%	100%	Carangas

(i) British Virgin Islands ("BVI")

Schedule of estimated useful lives

Land	Not depreciated
Building	20 Years
Machinery	5 Years
Motor Vehicles	5 Years
Office equipment and furniture	5 Years
Computer software	5 Years